Consolidated Statements of Members' Equity Statement - USD ($) $ in Millions		Total		Additional Paid-in Capital [Member]	Retained Earnings, Unappropriated [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	NRG [Member]		NRG [Member] Additional Paid-in Capital [Member]		NRG [Member] Retained Earnings, Unappropriated [Member]		NRG [Member] AOCI Attributable to Parent [Member]		NRG [Member] Noncontrolling Interest [Member]		NRG Yield, Inc. [Member]	NRG Yield, Inc. [Member] Additional Paid-in Capital [Member]	NRG Yield, Inc. [Member] Retained Earnings, Unappropriated [Member]	NRG Yield, Inc. [Member] AOCI Attributable to Parent [Member]	NRG Yield, Inc. [Member] Noncontrolling Interest [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | Scenario, Previously Reported [Member]	[1]	$ 1,444		$ 1,302	$ 101	$ (17)	$ 58
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		1,549		1,393	115	(17)	58
Net Assets Acquired, Drop Down Assets		105		91	14	0	0
Net Income | Scenario, Previously Reported [Member]		108
Net Income	[4]	122	[2],[3]	0	119	0	3
Unrealized Gain (Loss) on Derivatives	[4]	(65)		0	0	(63)	(2)
Gross Payment to Acquire Business under Common Control		(357)		(357)	0	0	0
Acquisition of Drop Down Assets, net of cash acquired	[5]	(311)
Net contributions from NRG (net distributions/return of capital to NRG), non cash		1,058	[5]					$ (1,058)	[4],[6]	$ (922)	[4],[6]	$ 0	[4],[6]	$ 0	[4],[6]	$ (136)	[4],[6]
Proceeds from the issuance of class A and class C units		630	[5]	630	0	0	0
Payment of capital distributions and returns of capital, net of capital contributions								(331)		(280)		0		0		(51)
Contributions from tax equity investors, net of distributions		190	[5]	0	0	0	190
Payments of Ordinary Dividends, Common Stock								(60)		0		(60)		0		0		$ (41)	$ 0	$ (41)	$ 0	$ 0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		2,695		2,308	133	(80)	334
Net Income | Scenario, Previously Reported [Member]		78
Net Income	[4]	93	[2],[3]	0	144	0	(51)
Unrealized Gain (Loss) on Derivatives	[4]	(17)		0	0	(16)	(1)
Acquisition of Drop Down Assets, net of cash acquired		(698)	[5]	(698)	0	0	0
Net contributions from NRG (net distributions/return of capital to NRG), non cash		(13)	[5]					(13)	[4]	(5)	[4]		[4]	0	[4]	(8)	[4]
Noncontrolling Interest, Increase from Business Combination		74		0	0	0	74
Proceeds from the issuance of class A and class C units		599	[5]	599	0	0	0
Payment of capital distributions and returns of capital, net of capital contributions	[4]							(76)		(28)		(38)		0		(10)
Contributions from tax equity investors, net of distributions		122	[5]	0	0	0	122
Payments of Ordinary Dividends, Common Stock								(70)		0		(70)		0		0		(69)	0	(69)	0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		2,640		2,176	100	(96)	460
Net Income | Scenario, Previously Reported [Member]	[2]	(2)
Net Income		15	[2],[3]	0	157	0	(142)
Unrealized Gain (Loss) on Derivatives		13		0	0	13	0
Acquisition of Drop Down Assets, net of cash acquired		(77)	[5],[7]	(77)	0	0	0
Net contributions from NRG (net distributions/return of capital to NRG), non cash		66	[5]					66		66		0		0		0		(5)	0	(5)	0	0
Proceeds from the issuance of class A and class C units	[5]	0
Payment of capital distributions and returns of capital, net of capital contributions								(180)		(170)		0		0		(10)
Contributions from tax equity investors, net of distributions		5	[5]	0	0	0	5
Payments of Ordinary Dividends, Common Stock								$ (81)		$ 0		$ (81)		$ 0		$ 0		$ (92)	$ 0	$ (92)	$ 0	$ 0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		$ 2,304		$ 1,995	$ 79	$ (83)	$ 313

[1]	As previously reported in the Company's audited financial statements for the year ended December 31, 2016, included in the Company's 2016 Form 10-K.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted, as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Capital contributions from NRG, non-cash, primarily represent Drop Down Assets' equity transferred from NRG to the Company in accordance with guidance on business combinations between entities under common control, as further described in Note 1, Nature of Business.
[7]	(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.